Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,556,830	$ 2,330,385
Accumulated depreciation	(1,468,880)	(1,381,178)
Depreciated cost	1,087,950	949,207
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	940,704	841,988
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,480,007	1,352,749
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	85,988	84,361
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 50,131	$ 51,287
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	2,066,738
Real estate leased, square feet | ft²	7,035,265
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	894,735
Real estate leased, square feet | ft²	861,043
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	1,039,287
Real estate leased, square feet | ft²	635,479